Cover	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 11 to FORM S-4
Entity Registrant Name	ADIT EDTECH ACQUISITION CORP.
Entity Central Index Key	0001830029
Entity Primary SIC Number	6770
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3477678
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	646
Local Phone Number	291-6930
Business Contact
Document Information [Line Items]
Contact Personnel Name	David L. Shrier
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	646
Local Phone Number	291-6930